July 1, 2005

VIA EDGAR
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Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC  20549

         Re:      Commonwealth Cash Reserve Fund, Inc.
                  1933 Act File No. 33-10754
                  1940 Act File No. 811-4933
                  Rule 497(j) Certification
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Ladies and Gentlemen:

            On behalf of Commonwealth Cash Reserve Fund, Inc. (the "Fund"), the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in the text of the Fund's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on July 1, 2005.

                                                     Very truly yours,


                                                     /s/ Debra J. Goodnight
                                                     ----------------------
                                                     Debra J. Goodnight